Investments in equity investees (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of condensed financial information of the Group's equity investments

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Revenues	160,554	149,237	146,583
Gross profit	47,369	48,134	70,000
Income/(loss) from operations	(2,158)	(274)	8,334
Net income/(loss)	(1,583)	(1,733)	4,380
Net income/(loss) attributable to the investees’ ordinary shareholders	(1,327)	(1,506)	4,641

	As of December 31,
	2023	2024
	(RMB in millions)
Current assets	155,283	161,218
Non-current assets	145,171	146,848
Current liabilities	118,886	124,013
Non-current liabilities	50,228	44,090
Redeemable stock	—	28,167
Non-controlling interests	359	4,429